Shareholder Report, Holdings (Details)	Nov. 30, 2025
Fidelity Advisor Growth Strategies Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Growth Strategies Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth Strategies Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth Strategies Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Strategies Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Growth Strategies Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Growth Strategies Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Growth Strategies Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Advisor Growth Strategies Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Growth Strategies Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth Strategies Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Growth Strategies Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Growth Strategies Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class A | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Growth Strategies Fund - Class A | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Growth Strategies Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Growth Strategies Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth Strategies Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth Strategies Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Strategies Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Growth Strategies Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Growth Strategies Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Growth Strategies Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Advisor Growth Strategies Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Growth Strategies Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth Strategies Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Growth Strategies Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Growth Strategies Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class M | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Growth Strategies Fund - Class M | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Growth Strategies Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Growth Strategies Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth Strategies Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth Strategies Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Strategies Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Growth Strategies Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Growth Strategies Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Growth Strategies Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Advisor Growth Strategies Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Growth Strategies Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth Strategies Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Growth Strategies Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Growth Strategies Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class C | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Growth Strategies Fund - Class C | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Growth Strategies Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Growth Strategies Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth Strategies Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth Strategies Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Strategies Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Growth Strategies Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Growth Strategies Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Growth Strategies Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Advisor Growth Strategies Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Growth Strategies Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth Strategies Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Growth Strategies Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Growth Strategies Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class I | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Growth Strategies Fund - Class I | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Growth Strategies Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Growth Strategies Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Growth Strategies Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Growth Strategies Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Growth Strategies Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Growth Strategies Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Growth Strategies Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Growth Strategies Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Growth Strategies Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Advisor Growth Strategies Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Advisor Growth Strategies Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Advisor Growth Strategies Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Advisor Growth Strategies Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Growth Strategies Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Advisor Growth Strategies Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Growth Strategies Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Growth Strategies Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Growth Strategies Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Growth Strategies Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Advisor Growth Strategies Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Growth Strategies Fund - Class Z | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Growth Strategies Fund - Class Z | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Growth Strategies Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Growth Strategies Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Growth Strategies Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Growth Strategies Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Advisor Growth Strategies Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Growth Company Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Series Growth Company Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Series Growth Company Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Series Growth Company Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Series Growth Company Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Series Growth Company Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Series Growth Company Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Series Growth Company Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Series Growth Company Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Series Growth Company Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Series Growth Company Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Series Growth Company Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Fidelity Series Growth Company Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Fidelity Series Growth Company Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Series Growth Company Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Growth Company Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Series Growth Company Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Series Growth Company Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Fidelity Series Growth Company Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Growth Company Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Series Growth Company Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Fidelity Series Growth Company Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series Growth Company Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Series Growth Company Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Growth Company Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Growth Company Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Growth Company Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Series Growth Company Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Series Growth Company Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	95.60%
Fidelity Series Growth Company Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Series Growth Company Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Series Growth Company Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Growth Company Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity New Millennium Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity New Millennium Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity New Millennium Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity New Millennium Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity New Millennium Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity New Millennium Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity New Millennium Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity New Millennium Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity New Millennium Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity New Millennium Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity New Millennium Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Fidelity New Millennium Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Fidelity New Millennium Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity New Millennium Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity New Millennium Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Fidelity New Millennium Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity New Millennium Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity New Millennium Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity New Millennium Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity New Millennium Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity New Millennium Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Millennium Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Fidelity New Millennium Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity New Millennium Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity New Millennium Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity New Millennium Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity New Millennium Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity New Millennium Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity New Millennium Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity New Millennium Fund | Chile
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity New Millennium Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity New Millennium Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity New Millennium Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Strategies K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Growth Strategies K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Strategies K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Growth Strategies K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Growth Strategies K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Growth Strategies K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	17.80%
Fidelity Growth Strategies K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Growth Strategies K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Growth Strategies K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.10%
Fidelity Growth Strategies K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Strategies K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Growth Strategies K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Strategies K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Strategies K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Growth Strategies K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Strategies K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Growth Strategies K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Growth Strategies K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Strategies K6 Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies K6 Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Strategies K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Growth Strategies K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Strategies Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Growth Strategies Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Strategies Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Growth Strategies Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Growth Strategies Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Growth Strategies Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Growth Strategies Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Growth Strategies Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Growth Strategies Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Growth Strategies Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Strategies Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Growth Strategies Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Strategies Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Strategies Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Growth Strategies Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Strategies Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Growth Strategies Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Growth Strategies Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Strategies Fund | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Strategies Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Growth Strategies Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Strategies Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Growth Strategies Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Growth Strategies Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Strategies Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Strategies Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Strategies Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Growth Strategies Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Strategies Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Growth Strategies Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Growth Strategies Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Growth Strategies Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Growth Strategies Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fidelity Growth Strategies Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Growth Strategies Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Fidelity Growth Strategies Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Growth Strategies Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Fidelity Growth Strategies Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Strategies Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Strategies Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Growth Strategies Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Growth Strategies Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Growth Strategies Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Growth Strategies Fund - Class K | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Strategies Fund - Class K | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Strategies Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Strategies Fund - Class K | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Strategies Fund - Class K | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Strategies Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Growth Strategies Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Growth Company K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Growth Company K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Growth Company K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Growth Company K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Growth Company K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Growth Company K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Company K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Company K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Company K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Company K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Growth Company K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity Growth Company K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Fidelity Growth Company K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Growth Company K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.40%
Fidelity Growth Company K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Company K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Fidelity Growth Company K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.90%
Fidelity Growth Company K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Company K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company K6 Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company K6 Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Growth Company K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Company K6 Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Growth Company Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Growth Company Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Growth Company Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Growth Company Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Growth Company Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Growth Company Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Company Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Company Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Company Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Company Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Growth Company Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Growth Company Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Growth Company Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Growth Company Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Company Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Growth Company Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Growth Company Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Company Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Growth Company Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Company Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Growth Company Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Growth Company Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Growth Company Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Growth Company Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Growth Company Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Growth Company Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Growth Company Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Growth Company Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Growth Company Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Growth Company Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Growth Company Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	51.20%
Fidelity Growth Company Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Fidelity Growth Company Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Growth Company Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Growth Company Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Fidelity Growth Company Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Growth Company Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Growth Company Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Growth Company Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Fidelity Growth Company Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Growth Company Fund - Class K | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund - Class K | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Growth Company Fund - Class K | China
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Growth Company Fund - Class K | India
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Growth Company Fund - Class K | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Growth Company Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Fidelity Growth Company Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Growth Company Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Growth Company Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Growth Company Fund - Class K | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Equity Growth K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity Equity Growth K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Equity Growth K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Fidelity Equity Growth K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Equity Growth K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Equity Growth K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Equity Growth K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Equity Growth K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Equity Growth K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Equity Growth K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Equity Growth K6 Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Fidelity Equity Growth K6 Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	45.50%
Fidelity Equity Growth K6 Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity Equity Growth K6 Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Equity Growth K6 Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Equity Growth K6 Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Equity Growth K6 Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Fidelity Equity Growth K6 Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Equity Growth K6 Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	15.20%
Fidelity Equity Growth K6 Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Growth K6 Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Equity Growth K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	90.70%
Fidelity Equity Growth K6 Fund | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Equity Growth K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Equity Growth K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Equity Growth K6 Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Equity Growth K6 Fund | China
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Equity Growth K6 Fund | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Equity Growth K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Equity Growth K6 Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Equity Growth K6 Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Equity Growth K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Fidelity Equity Growth K6 Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Equity Growth K6 Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%